Ordinary shares (Details)	12 Months Ended
	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, par value | $ / shares	$ 0.001	$ 0.001
Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, par value | $ / shares	$ 0.001
Ordinary shares | 2010 Share Option Plan | Arda Holdings Limited
Class Of Stock [Line Items]
Common stock, allotted	627,811
Additional shares allotted	0	0	0
Ordinary Shares - Class A
Class Of Stock [Line Items]
Ordinary shares, shares authorized	80,000,000	80,000,000
Number of votes per share | Vote	1	1
Ordinary Shares - Class B
Class Of Stock [Line Items]
Ordinary shares, shares authorized	20,000,000	20,000,000
Number of votes per share | Vote	20	20